Derivative Financial Instruments (Schedule of Changes in Fair Value) (Details) - USD ($) $ in Millions	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Other assets
Assets
Notional Amount		$ 8,970	$ 5,844
Fair Value		58	46
Other liabilities
Liabilities
Notional Amount	$ 14,513	4,013	3,865
Fair Value	79	14	20
Mortgage backed securities forwards
Liabilities
Fair Value		6
Designated as Hedging Instrument | Interest rate swaps on FHLB advances
Assets
Fair Value	2
Liabilities
Fair Value	56	4
Designated as Hedging Instrument | Interest rate swaps on FHLB advances | Other assets
Assets
Notional Amount	250
Fair Value	2
Designated as Hedging Instrument | Interest rate swaps on FHLB advances | Other liabilities
Liabilities
Notional Amount	825	825
Fair Value	56	4
Not Designated as Hedging Instrument
Assets
Fair Value	95	32	52
Liabilities
Fair Value	79	14
Not Designated as Hedging Instrument | Other assets
Assets
Notional Amount	9,859	8,970
Fair Value	178	58
Not Designated as Hedging Instrument | U.S. Treasury and euro dollar futures
Assets
Fair Value	3		18
Liabilities
Fair Value	3	1
Not Designated as Hedging Instrument | U.S. Treasury and euro dollar futures | Other assets
Assets
Notional Amount	749	1,892	2,530
Fair Value	3	0	7
Not Designated as Hedging Instrument | U.S. Treasury and euro dollar futures | Other liabilities
Liabilities
Notional Amount	7,903	768	687
Fair Value	3	1	1
Not Designated as Hedging Instrument | Mortgage backed securities forwards
Assets
Fair Value	4	7	26
Liabilities
Fair Value	58	6
Not Designated as Hedging Instrument | Mortgage backed securities forwards | Other assets
Assets
Notional Amount	468	1,931	355
Fair Value	4	7	2
Not Designated as Hedging Instrument | Mortgage backed securities forwards | Other liabilities
Liabilities
Notional Amount	6,054	2,655	2,789
Fair Value	58	6	13
Not Designated as Hedging Instrument | Rate lock commitments | Other assets
Assets
Notional Amount	6,305	3,593	2,604
Fair Value	83	26	31
Not Designated as Hedging Instrument | Rate lock commitments | Other liabilities
Liabilities
Notional Amount	46	168	22
Fair Value	0	0	0
Not Designated as Hedging Instrument | Interest rate swaps
Assets
Fair Value		25	8
Liabilities
Fair Value		7	6
Not Designated as Hedging Instrument | Interest rate swaps | Other assets
Assets
Notional Amount		1,554	355
Fair Value		25	6
Not Designated as Hedging Instrument | Interest rate swaps | Other liabilities
Liabilities
Notional Amount	510	422	367
Fair Value	18	7	$ 6
Not Designated as Hedging Instrument | Interest Rate Swaps and Swaptions
Assets
Fair Value	88	25
Liabilities
Fair Value	18	7
Not Designated as Hedging Instrument | Interest Rate Swaps and Swaptions | Other assets
Assets
Notional Amount	2,337	1,554
Fair Value	$ 88	$ 25